Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	Jan. 28, 2013
Supplement [Text Block]	bf2_SupplementTextBlock

BLACKROCK FUNDS II

BlackRock U.S. Government Bond Portfolio

(the "Fund")

Supplement dated August 12, 2013

to the Prospectus and Statement of Additional Information of the Fund

Effective immediately, the following changes are made to the Fund's Prospectus:

The fourth paragraph in the section of the Prospectus entitled "Fund Overview — Key Facts about BlackRock U.S. Government Bond Portfolio — Principal Investment Strategies of the Fund" is amended to add the following:

Non-dollar denominated bonds purchased by the Fund are, at the time of purchase, rated in the four highest rating categories by at least one major rating agency (Baa or better by Moody's Investor Service, Inc. ("Moody's") or BBB or better by Standard & Poor's ("S&P") or Fitch Ratings ("Fitch")) or are determined by the Fund management team to be of similar quality. Securities rated in any of the four highest rating categories are known as "investment grade" securities.

BLACKROCK U.S.GOVERNMENT BOND PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf2_SupplementTextBlock

BLACKROCK FUNDS II

BlackRock U.S. Government Bond Portfolio

(the "Fund")

Supplement dated August 12, 2013

to the Prospectus and Statement of Additional Information of the Fund

Effective immediately, the following changes are made to the Fund's Prospectus:

The fourth paragraph in the section of the Prospectus entitled "Fund Overview — Key Facts about BlackRock U.S. Government Bond Portfolio — Principal Investment Strategies of the Fund" is amended to add the following:

Non-dollar denominated bonds purchased by the Fund are, at the time of purchase, rated in the four highest rating categories by at least one major rating agency (Baa or better by Moody's Investor Service, Inc. ("Moody's") or BBB or better by Standard & Poor's ("S&P") or Fitch Ratings ("Fitch")) or are determined by the Fund management team to be of similar quality. Securities rated in any of the four highest rating categories are known as "investment grade" securities.